Property, Plant and Equipment, Goodwill and Intangible Assets, Components of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 23,724	$ 22,382
Less: accumulated depreciation	(8,337)	(7,826)
Property, plant and equipment, net	15,387	14,556
Capitalized Interest	114	97	$ 40
Land [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 321	334
Major manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Total property, plant and equipment	$ 13,257	11,614
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	30 years
Total property, plant and equipment	$ 2,280	1,228
Light equipment and instrumentation [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 3,528	3,347
Light equipment and instrumentation [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Light equipment and instrumentation [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years
Total property, plant and equipment	$ 22	24
Major turnarounds [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 1,732	1,652
Major turnarounds [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Major turnarounds [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Information system equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 63	63
Information system equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Information system equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 2,521	$ 4,120